Issued share capital (Detail) - shares shares in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
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Number of shares issued and fully paid, Beginning balance	1,328.2	1,332.7	1,332.7
Share cancellations	(32.1)	0.0	(4.5)
Number of shares issued and fully paid, Ending balance	1,296.1	1,332.7	1,328.2